Convertible Debt (Details) - USD ($)			1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 01, 2023	Dec. 31, 2021	Jan. 31, 2023	Mar. 31, 2020	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 07, 2024
Convertible Debt [Line Items]
Equity stock conversion percentage		5.00%
Additional shares of common stock (in Shares)					536,700		386,500
Redemption value (in Dollars)					$ 475,500		$ 1,541,250	$ 1,427,000
Cash remuneration agreed to issue percentage				4.00%
Aggregate shares (in Shares)									466,404
Aggregate shares amount (in Dollars)									$ 408,413
Shares issued (in Shares)			700,000							400,000
Expense to advisory fees amount (in Dollars)					$ 0	$ 66,688	$ 66,688	$ 282,496	$ 152,482
Shares anti-dilution (in Shares)								141,248
Additional shares (in Shares)					0	33,344	33,344
Leaving shares (in Shares)			40,000
Share amount (in Dollars)			$ 80,000
Awarded shares of common stock (in Shares)	25,000
Per share (in Dollars per share)	$ 2
Compensation amount (in Dollars)	$ 50,000
Warrant fee percentage				10.00%
Terms of warrant exercise price				5 years
Warrants earned (in Shares)								162,644	213,782	248,855
Total warrants (in Dollars)								$ 325,288	$ 427,564	$ 248,855
Debt discount accretion expense (in Dollars)					$ 49,840	$ 83,069
Total unamortized discount (in Dollars)					$ 0		$ 49,840
Investor lent amount (in Dollars)											$ 100,000
Interest rate of working capital					8.00%
Group A [Member]
Convertible Debt [Line Items]
Principal balance accrues rate					10.00%		10.00%
Gross proceeds (in Dollars)					$ 3,000,000		$ 3,000,000
Aggregate amount (in Dollars)					$ 5,000,000		$ 5,000,000
Equity stock conversion percentage					12.50%		12.50%
Debt discount rate					10.00%		10.00%
Fees amortized interest rate							10.00%
Group A [Member] | Fair Value [Member]
Convertible Debt [Line Items]
Debt discount rate					12.50%		12.50%
Group B [Member]
Convertible Debt [Line Items]
Principal balance accrues rate					6.00%		6.00%
Conversion price percentage					80.00%		80.00%
Gross proceeds (in Dollars)					$ 10,000,000		$ 10,000,000
Aggregate additional cash proceeds (in Dollars)					$ 10,000,000		$ 10,000,000
Equity stock conversion percentage					12.50%		12.50%
Unpaid accrues interest conversion percentage					80.00%		80.00%
Debt discount rate					6.00%		6.00%
Fees amortized interest rate							6.00%
Group B [Member] | Fair Value [Member]
Convertible Debt [Line Items]
Debt discount rate					20.00%		20.00%
Group C [Member]
Convertible Debt [Line Items]
Principal balance accrues rate					6.00%		6.00%
Conversion price percentage					80.00%		80.00%
Gross proceeds (in Dollars)					$ 10,000,000		$ 10,000,000
Aggregate additional cash proceeds (in Dollars)					$ 10,000,000		$ 10,000,000
Equity stock conversion percentage					12.50%		12.50%
Unpaid accrues interest conversion percentage					80.00%		80.00%
Debt discount rate					6.00%		6.00%
Fees amortized interest rate							6.00%
Group C [Member] | Fair Value [Member]
Convertible Debt [Line Items]
Debt discount rate					20.00%		20.00%
Group D [Member]
Convertible Debt [Line Items]
Principal balance accrues rate					6.00%		6.00%
Conversion price percentage					50.00%		50.00%
Gross proceeds (in Dollars)					$ 10,000,000		$ 10,000,000
Aggregate additional cash proceeds (in Dollars)					$ 10,000,000		$ 10,000,000
Equity stock conversion percentage					50.00%		50.00%
Unpaid accrues interest conversion percentage					50.00%		50.00%
Additional shares of common stock (in Shares)					400,000		400,000
Debt discount rate					6.00%		6.00%
Fees amortized interest rate							6.00%
Group D [Member] | Fair Value [Member]
Convertible Debt [Line Items]
Debt discount rate					50.00%		50.00%
Group E [Member]
Convertible Debt [Line Items]
Principal balance accrues rate					6.00%		6.00%
Conversion price percentage					50.00%		50.00%
Gross proceeds (in Dollars)					$ 10,000,000		$ 10,000,000
Aggregate additional cash proceeds (in Dollars)					$ 10,000,000		$ 10,000,000
Equity stock conversion percentage					50.00%		50.00%
Unpaid accrues interest conversion percentage					50.00%		50.00%
Additional shares of common stock (in Shares)					220,000		220,000
Debt discount rate					6.00%		6.00%
Group E [Member] | Fair Value [Member]
Convertible Debt [Line Items]
Debt discount rate					50.00%		50.00%
Group F [Member]
Convertible Debt [Line Items]
Principal balance accrues rate					6.00%		6.00%
Conversion price percentage					50.00%		50.00%
Gross proceeds (in Dollars)					$ 10,000,000		$ 10,000,000
Aggregate additional cash proceeds (in Dollars)					$ 10,000,000		$ 10,000,000
Equity stock conversion percentage					50.00%		50.00%
Unpaid accrues interest conversion percentage					50.00%		50.00%
Debt discount rate					6.00%		6.00%
Group F [Member] | Fair Value [Member]
Convertible Debt [Line Items]
Debt discount rate					50.00%		50.00%
Minimum [Member]
Convertible Debt [Line Items]
Conversion price percentage					80.00%		80.00%
Utilizing interest rate					6.00%		6.00%
Minimum [Member] | Group A [Member]
Convertible Debt [Line Items]
Conversion price percentage					80.00%		80.00%
Aggregate additional cash proceeds (in Dollars)					$ 3,000,000		$ 3,000,000
Maximum [Member]
Convertible Debt [Line Items]
Conversion price percentage					87.50%		87.50%
Utilizing interest rate					10.00%		10.00%
Maximum [Member] | Group A [Member]
Convertible Debt [Line Items]
Conversion price percentage					87.50%		87.50%
Aggregate additional cash proceeds (in Dollars)					$ 5,000,000		$ 5,000,000
Class A Common Stock [Member]
Convertible Debt [Line Items]
Cumulative shares (in Shares)								780,000
Shares issued valued (in Dollars)								$ 780,000
Noble Capital [Member]
Convertible Debt [Line Items]
Warrants earned (in Shares)								136,830	226,813	407,500
Total warrants (in Dollars)								$ 771,143
Debt discount accretion expense (in Dollars)							273,202	217,820
Total unamortized discount (in Dollars)							$ 49,840	323,042
Warrants amount (in Dollars)		$ 453,625						$ 273,670	$ 453,625